Stock-Based Compensation - Additional Information (Detail) - USD ($)			1 Months Ended				12 Months Ended
	May. 31, 2014	Oct. 10, 2003	Jul. 31, 2012	Jun. 30, 2012	Jul. 31, 2011	Oct. 31, 2010	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term							7 years 6 months	7 years 6 months	7 years 6 months
Stock options outstanding							0
Aggregate intrinsic value of options outstanding							$ 81,100,000
Weighted-average remaining contractual life of options outstanding							6 years
Aggregate intrinsic value of options exercisable							$ 59,300,000
Weighted-average remaining contractual life of options exercisable							4 years 8 months 12 days
Shares expected to vest							2,600,000
Remaining weighted-average contractual term							3 years 1 month 6 days
Total fair value of shares vested							$ 14,700,000	$ 12,800,000	$ 3,300,000
Shares expected to vest, weighted-average grant-date fair value							$ 28.75
Total intrinsic value of restricted shares converted	$ 10,400,000						$ 13,900,000	$ 10,400,000	$ 1,300,000
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term							10 years
Share based compensation arrangement vesting period							4 years
Stock options outstanding							3,529,500
Unamortized stock-based compensation expense							$ 7,400,000
Unamortized stock-based compensation expense expected recognition period							3 years 3 months
Shares expected to vest							1,400,000
Shares expected to vest, weighted-average exercise price							$ 34.65
Shares expected to vest, weighted-average remaining contractual term							8 years
Performance Based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement vesting period							3 years
Unamortized stock-based compensation expense							$ 22,600,000
Shares granted to Directors							$ 44.28	$ 35.11	$ 26.22
Shares granted							508,000
Shares outstanding	1,414,000						1,441,000	1,414,000
Weighted-average grant-date fair value	$ 27.96						$ 35.40	$ 27.96
Shares of restricted stock vested							473,000
Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 0
Shares granted to Directors			$ 25.87	$ 25.76	$ 22.16	$ 20.73
Shares granted			50,000	10,000	115,000	680,000
Shares expected to vest							755,750
Shares outstanding							795,000
Shares earned, but not vested							755,750
Performance Contingent Restricted Stock | First Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards						3 years
Performance Contingent Restricted Stock | Second Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards						5 years
Non Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 30,300,000
Unamortized stock-based compensation expense expected recognition period							3 years 1 month 6 days
Shares granted to Directors							$ 44.29
Shares granted							605,000
Shares earned, but not vested	3,060,000						2,994,000	3,060,000
Remaining weighted-average contractual term							3 years 1 month 6 days
Weighted-average grant-date fair value							$ 44.29	$ 35.02	26.16	$ 21.62
Shares of restricted stock vested							664,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested	121,733						172,855
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 1,000,000
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date							Oct. 09, 2014
Shares of common stock authorized							12,000,000
Omnibus Incentive Plan | Full Value Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							6,000,000
2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							6,000,000
2014 Omnibus Incentive Plan | Full Value Stock Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							3,000,000
Directors Equity Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date		Oct. 10, 2003
Share based compensation arrangement vesting period		3 years
Unamortized stock-based compensation expense							$ 1,600,000
Shares granted to Directors							$ 43.89	$ 36.63	26.63
Shares granted							30,000
Shares earned, but not vested	98,000						92,000	98,000
Shares of common stock available for grant		500,000					132,750
Shares of restricted stock vested							36,000
Employee Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 5,000,000
Shares granted to Directors							$ 44.60
Shares granted							67,000
Shares outstanding	857,000						859,000	857,000
Shares of common stock available for grant							98,413
Weighted-average grant-date fair value	$ 33.80						$ 44.60	$ 33.80	$ 25.87
Employee Incentive Plan 2007 | Scenario 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for grant							1,000,000
Employee Incentive Plan 1997
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 100,000